EQUITY AND REMUNERATION TO SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2021
As of December 31, 2021, the Company’s issued and share capital is R$8,467 (R$7,594 at December 31, 2020 and R$7,294 at December 31, 2019), represented by 566,036,634 common shares (507,670,289 at December 31, 2020) and 1,127,325,434 preferred shares (1,011,082,312 at December 31, 2020), both of them with nominal value of R$5.00 (five Reais), as follows:

As of December 31, 2021, the Company’s issued and share capital is R$8,467 (R$7,594 at December 31, 2020 and R$7,294 at December 31, 2019), represented by 566,036,634 common shares (507,670,289 at December 31, 2020) and 1,127,325,434 preferred shares (1,011,082,312 at December 31, 2020), both of them with nominal value of R$5.00 (five Reais), as follows:

	Number of shares on December 31, 2021
Shareholders	Common	%	Preferred	%	Total	%
State of Minas Gerais	288,485,632	51	13,143	—	288,498,775	17
Other entities of Minas Gerais State	23,094	—	14,472,345	1	14,495,439	1
FIA Dinâmica Energia S.A.	153,354,328	27	80,004,762	7	233,359,090	14
BNDES Participações	63,082,911	11	22,141,720	2	85,224,631	5
BlackRock	—	—	123,325,741	11	123,325,741	7
Others
In Brazil	43,689,699	8	145,881,261	13	189,570,960	11
Foreign shareholders	17,400,970	3	741,486,462	66	758,887,432	45
Total	566,036,634	100	1,127,325,434	100	1,693,362,068	100

	Number of shares on December 31, 2020
Shareholders	Common	%	Preferred	%	Total	%
State of Minas Gerais	258,738,711	51	11,788	—	258,750,499	17
Other entities of Minas Gerais State	20,713	—	7,442,037	1	7,462,750	—
FIA Dinâmica Energia S.A.	114,172,677	22	43,975,272	4	158,147,949	10
BNDES Participações	56,578,175	11	27,299,432	3	83,877,607	6
BlackRock	—	—	153,689,970	15	153,689,970	10
Others
In Brazil	55,717,246	11	212,704,725	21	268,421,971	18
Foreign shareholders	22,442,767	5	565,959,088	56	588,401,855	39
Total	507,670,289	100	1,011,082,312	100	1,518,752,601	100

	Number of shares on December 31, 2019
Shareholders	Common	%	Preferred	%	Total	%
State of Minas Gerais	248,516,953	51	11,323	—	248,528,276	17
Other entities of Minas Gerais State	19,896	—	1,411,276	—	1,431,172	—
FIA Dinâmica Energia S.A.	48,700,000	10	55,133,744	6	103,833,744	7
BNDES Participações	54,342,992	11	26,220,938	3	80,563,930	6
Others
In Brazil	101,170,317	21	328,982,856	34	430,153,173	29
Foreign shareholders	34,864,055	7	559,378,251	57	594,242,306	41
Total	487,614,213	100	971,138,388	100	1,458,752,601	100

The number of shares included in the calculation of basic and diluted earnings per share, is described in the table below:

The number of shares included in the calculation of basic and diluted earnings per share, is described in the table below:

Number of shares	2021	2020	2019
Common shares already paid up	735,847,624	735,847,624	735,847,624
Shares in treasury	(102)	(102)	(102)
	735,847,522	735,847,522	735,847,522

Preferred shares already paid up	1,465,523,064	1,465,523,064	1,465,523,064
Shares in treasury	(846,062)	(846,062)	(846,062)
	1,464,677,002	1,464,677,002	1,464,677,002
Total	2,200,524,524	2,200,524,524	2,200,524,524

The calculation of basic and diluted earnings per share is as follows:

The calculation of basic and diluted earnings per share is as follows:

	2021	2020	2019
Net income for the year attributed to equity holders of the parent	3,751	2,864	3,194

Minimum mandatory dividend from net income for the year - preferred shares	1,309	986	509
Net income for the year not distributed - preferred shares	1,188	920	1,617
Total earnings - preferred shares (A)	2,497	1,906	2,126

Minimum mandatory dividend from net income for the year - common shares	657	496	256
Net income for the year not distributed - common shares	597	462	812
Total earnings - common shares (B)	1,254	958	1,068

Basic and diluted earnings per preferred share (A / number of preferred shares)	1.70	1.30	1.45
Basic and diluted earnings per common share (B / number of common shares)	1.70	1.30	1.45

	2021	2020	2019
Net income for the year from continuing operations attributed to equity holders of the parent	3,751	2,864	2,970

Minimum mandatory dividend from net income for the year from continuing operations – preferred shares	1,309	986	509
Net income for the year from continuing operations not distributed – preferred shares	1,188	920	1,468
Total earnings from continuing operations - preferred shares (A.1)	2,497	1,906	1,977

Minimum mandatory dividend from net income for the year from continuing operations - common shares	657	496	256
Net income for the year from continuing operations not distributed – common shares	597	462	737
Total earnings from continuing operations - common shares (B.1)	1,254	958	993

Basic and diluted earnings from continuing operations per preferred share (A.1 / number of preferred shares)	1.70	1.30	1.35
Basic and diluted earnings from continuing operations per common share (B.1 / number of common shares)	1.70	1.30	1.35

Valuation adjustments

c)	Valuation adjustments

	2021	2020	2019
Adjustments to actuarial liabilities – Employee benefits	(329)	(340)	(343)
Subsidiary and jointly controlled entity
Adjustments to actuarial liabilities – Employee benefits	(2,433)	(2,660)	(2,650)
Deemed cost of PP&E	554	569	586
	(1,879)	(2,091)	(2,064)
Valuation adjustments	(2,208)	(2,431)	(2,407)

Capital reserves	Capital reserves
	2021	2020	2019
Investment-related donations and subsidies	1,857	1,857	1,857
Goodwill on issuance of shares	394	394	394
Shares in treasury	(1)	(1)	(1)
	2,250	2,250	2,250

Profit reserves

Profit reserves

	2021	2020	2019
Legal reserve	1,181	995	853
Statutory reserve	57	57	57
Profit retention reserve	7,331	6,651	5,500
Unrealized profit reserve	835	835	835
Incentive tax reserve	124	103	85
Reserve for mandatory dividends not distributed	1,420	1,420	1,420
	10,948	10,061	8,750

Reserve for mandatory dividends not distributed	Reserve for mandatory dividends not distributed
2021
Dividends withheld, arising from the net income of 2015	623
Dividends withheld, arising from the net income of 2014	797
1,420

The calculation of the minimum dividends proposed for distribution to Shareholders, considering the 2021 unrealized profit assumption mentioned in the previous paragraphs, is as follows:

The calculation of the minimum dividends proposed for distribution to Shareholders, considering the 2021 unrealized profit assumption mentioned in the previous paragraphs, is as follows:

	2021	2020	2019
Calculation of Minimum Dividends required by the By-laws for the preferred shares
Nominal value of the preferred shares	5,637	5,055	4,856
	5,637	5,055	4,856
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	564	506	486

Equity	19,457	17,473	15,887
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%
Portion of Equity represented by the preferred shares	12,950	11,630	10,574
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	389	349	317

Minimum Dividends required by the Bylaws for the preferred shares	564	506	486

Calculation of the Minimum Dividend under the by-laws based on the net income for the year
Mandatory dividend
Net income for the year	3,751	2,864	3,127

Mandatory dividends – 50% of Net income	1,876	1,432	1,564
Unrealized profit reserve	(835)	(835)	(835)
Reversal of the unrealized profit reserve established in 2019	835	835	—
Withholding income tax on Interest on equity	91	50	35
	1,967	1,482	764
Dividends recorded, as specified in the by-laws
Interest on Equity	956	553	400
Ordinary dividends	1,011	929	364
	1,967	1,482	764

Total dividends for the preferred shares	1,309	986	509
Total dividends for the common shares	658	496	255

Unit value of dividends – R$
Minimum dividends required by the by-laws for the preferred shares	0.50	0.50	0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	1,16	0.99	0.52
Dividends proposed: Common (ON) shares	1,16	0.99	0.52
Dividends proposed: Preferred (PN) shares	1,16	0.99	0.52

This table provides the changes on dividends and interest on capital payable:

This table provides the changes on dividends and interest on capital payable:

Balances at December 31, 2019	744
Proposed dividends	1,482
Proposed dividends - Non-controlling interests	1
Withholding income tax on interest on capital	(50)
Dividends retained – Minas Gerais state government (Note 11)	(130)
Dividends paid	(598)
Balances at December 31, 2020	1,449
Proposed dividends	1,967
Proposed dividends - Non-controlling interests	1
Withholding income tax on interest on capital	(91)
Dividends retained – Minas Gerais state government (Note 11)	(13)
Dividends paid	(1,403)
Balances at December 31, 2021	1,910

Allocation of net income for 2021 – Management’s proposal

The Annual General Meeting (AGM) held on April 27, 2022 approved the following allocation of the net income for 2021, totaling R$3,753, less R$15 from realization of the deemed cost of PP&E, added to R$835 from the realization of the unrealized profit reserve and addition of R$39 to retained earnings, relating to post-employment benefits:

▪	R$187 to be held in the Legal Reserve, as established in Brazilian corporate law.
▪	R$1,967 for payment of the mandatory minimum dividends to Company’s holders, to be paid in two equal installments, by June 30 and December 30, 2022, as follows:

-	R$955 in the form of the mandatory dividends as of Interest on Equity, declared on December 07, 2021;
-	R$1,012 as dividends of 2021, to holders whose names are in the Company’s Nominal Share Registry on the date of the AGM.

▪	R$1,552 to be held in the Profit retention reserve, to ensure the Company’s consolidated investments planned for 2022, as per capital budget.

▪	R$21 to be recorded as Incentives Tax reserve, in reference to the tax incentive amounts obtained in 2020 in relation to the investments made in the region of Sudene.

The amount of R$835 remains as unrealized profit reserve, considering the reversal of the reserve constituted in 2020 and the new constitution in 2021, of the same amount.

Payment of the dividends will be made by December 30, 2022, in accordance with the availability of cash and at the decision of the Executive Board.

g)	Capital increase – Proposal by management

Considering that, on December 31, 2021, the share capital was R$8,467 and the amount of profit reserves, with the exclusion of the Tax Incentive Reserves and Unrealized Earnings Reserve, was R$9,989, exceeding the registered share capital by R$1,523, the Board of Directors will submit to the Annual General Meeting a proposal for increase of the registered share capital from R$8,467 to R$11,007, as per Article 199 of the Brazilian Corporate Law (Law 6,404/76), to be realized through capitalization of the balance of R$2,540 of the Profit retention reserve, through a stock bonus, with issuance of 508,009 new shares, each with nominal (unit) value of R$5.00 set in the by-laws, of which 169,811 will be common shares and 338,198 will be preferred shares.